Debt issued measured at amortized cost (Detail 2) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 110,497		$ 132,271
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		37,651
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,883
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		11,659
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,197
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,500
2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		16,987
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		17,620
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	47,662		0
UBS Group AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,741
UBS Group AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,944
UBS Group AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,182
UBS Group AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,257
UBS Group AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,890
UBS Group AG | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	10,832
UBS Group AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	15,815
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	54,247		82,654
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	35,153
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,910
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,626
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,989
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,597
UBS AG | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,827
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,145
UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	33,696		40,108
UBS AG | Non-subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	24,334
UBS AG | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,978
UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,618
UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,621
UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Non-subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,145
UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		13,119		35,035
UBS AG | Non-subordinated debt | Floating-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,819
UBS AG | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,932
UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		368
UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Non-subordinated debt | Floating-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,431
UBS AG | Subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,007
UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,597
UBS AG | Subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,827
UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
UBS AG | Subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		0
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	8,588		49,616
Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	758
Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,029
Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	851
Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	951
Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,013
Other subsidiaries | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,327
Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	660
Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	8,588		33,529
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	758
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,029
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	851
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	951
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,013
Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,327
Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	660
Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0		5,933
Other subsidiaries | Non-subordinated debt | Floating-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0	[4]	10,154
Other subsidiaries | Subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		62,835		91,245
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		35,911
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,939
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,477
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,940
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,610
UBS AG | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,154
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		1,805
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	54,247		82,654
UBS AG | UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	35,153
UBS AG | UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	5,910
UBS AG | UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	4,626
UBS AG | UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,989
UBS AG | UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,597
UBS AG | UBS AG | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,827
UBS AG | UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,145
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	33,696		40,108
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	24,334
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	3,978
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,618
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,621
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,145
UBS AG | UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	13,119		35,035
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	10,819
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,932
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	368
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,431		7,511
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,007
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,597
UBS AG | UBS AG | Subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	2,827
UBS AG | UBS AG | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,588		8,591
UBS AG | Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	758
UBS AG | Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,029
UBS AG | Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	851
UBS AG | Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	951
UBS AG | Other subsidiaries | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,013
UBS AG | Other subsidiaries | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,327
UBS AG | Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	660
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,588		8,590
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	758
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,029
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	851
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	951
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,013
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,327
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	660
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0		$ 0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,588
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	758
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,029
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	851
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	951
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,013
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | 2025-2029
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,327
UBS AG | Other subsidiaries | Subordinated debt | Fixed-rate | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	$ 660

[1]	Comprises debt issued by the legal entity UBS Group AG
[2]	Comprises debt issued by the legal entity UBS AG.
[3]	Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG.
[4]	TLAC and additional tier 1 capital instruments were originally issued by UBS Group Funding (Switzerland) AG, the issuer was replaced by UBS Group AG in 2019.
[5]	Comprises debt issued by subsidiaries of UBS AG.